Income taxes (Details) - Schedule of income before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes (Details) - Schedule of income before provision for income taxes [Line Items]
Total	$ (15,212)	$ 15,449	$ 13,083
United States [Member]
Income taxes (Details) - Schedule of income before provision for income taxes [Line Items]
Total	(18,084)	13,486	9,460
International [Member]
Income taxes (Details) - Schedule of income before provision for income taxes [Line Items]
Total	$ 2,872	$ 1,963	$ 3,623